Financial Liabilities - Details of Bonds Issued and Outstanding (Detail) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of detailed information about borrowings [Line Items]
Bonds	₩ 2,332,257		₩ 2,010,762
Bonds	2,332,257		2,010,762
Bonds	1,772,599		1,506,003
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Less current portion	(559,658)		(504,759)
Bonds	1,446,393		1,506,003
Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	326,206
Gross carrying amount [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	1,900,000		2,015,000
Bonds	1,900,000		2,015,000
Gross carrying amount [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	110,000
Bonds	110,000
Gross carrying amount [member] | Foreign currencies [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	335,430	$ 300
Bonds	335,430	$ 300
Discount on bonds [member] | Won [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	(3,949)		(4,238)
Bonds	(3,949)		₩ (4,238)
Discount on bonds [member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	(9,224)
Bonds	₩ (9,224)
Bonds issued and outstanding [member] | Gross carrying amount [member] | Foreign currencies [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	November 2021
Bonds issued and outstanding, annual interest rate	3.88%	3.88%
Bonds issued and outstanding [member] | Bottom of range [member] | Gross carrying amount [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	April 2019
Bonds issued and outstanding, annual interest rate	1.80%	1.80%
Bonds issued and outstanding [member] | Bottom of range [member] | Gross carrying amount [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	May 2025
Bonds issued and outstanding, annual interest rate	3.25%	3.25%
Bonds issued and outstanding [member] | Top of range [member] | Gross carrying amount [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	February 2023
Bonds issued and outstanding, annual interest rate	3.45%	3.45%
Bonds issued and outstanding [member] | Top of range [member] | Gross carrying amount [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	May 2033
Bonds issued and outstanding, annual interest rate	4.25%	4.25%